Accounts Receivable	6 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Accounts Receivable Net [Text Block]

Note 3 — Accounts Receivable

Accounts receivable consisted of the following:

	June 30,	December 31,
	2012	2011
	(unaudited)
Gaming revenues receivable	$1,513,947	$1,240,142

As of June 30, 2012 and December 31, 2011, accounts receivable were due from three Casino Operators.  The accounts receivable from the three casinos at June 30, 2012 were 57%, 24% and 19% of total receivables.  The accounts receivable from the three casinos at December 31, 2011 were 76%, 20% and 3% of total receivables.